FINANCIAL RISK MANAGEMENT (Credit Risk Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Trade receivables	$ 2,065,499	$ 1,180,689
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	34.80%	59.90%
Trade receivables	$ 2,065,500	$ 1,180,700
Financing Receivables, Up to 180 Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	214,100	101,500
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Allowance for doubtful account	59,500	9,900
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,910,900	1,089,100
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,400	100
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	686,200	520,600
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 9,400	$ 7,000